SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2024
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9:-	SHAREHOLDERS' EQUITY

a.	Ordinary shares:

The ordinary shares of the Company confer upon the holders the right to receive notices of and to participate and vote in general meetings of the Company, rights to receive dividends and rights to participate in distribution of assets upon liquidation.

b.	Share-based compensation:

The 2024 Share Incentive Plan (the “2024 Plan”) was adopted by our board of directors and became effective on June 1, 2024. 1,787,022 ordinary shares reserved for issuance were transferred from the 2014 Share Incentive Plan to the 2024 Plan.

The maximum aggregate number of shares that may be issued pursuant to awards under this 2024 Plan is the sum of (a) 1,786,992 ordinary shares, plus (b) on January 1 of each calendar year commencing in 2025, a number of ordinary shares equal to the lesser of: (i) an amount determined by the Board, if so determined prior to the January 1 of the calendar year in which the increase will occur, (ii) 4% of the total number of ordinary shares of the Company outstanding on December 31 of the immediately preceding calendar year, and (iii) 4,000,000 ordinary shares.

On January 1, 2021, the Company’s Employee Share Purchase Plan (“ESPP”) became effective. The ESPP enables eligible employees of the Company and its designated subsidiaries to elect to have payroll deductions made during a six-month offering period in an amount not exceeding 15% of the gross base compensation which the employees receive. The applicable purchase price will be no less than 85% of the lesser of the fair market value of the Company’s ordinary shares on the first day or the last day of the purchase period. The total number of ordinary shares initially reserved under the ESPP as of January 1, 2021 was 125,000 shares (the “ESPP Share Pool”). On January 1 of each year between 2022 and 2026, the ESPP Share Pool will be increased by a number of ordinary shares equal to the lower of (i) 1,000,000 ordinary shares, (ii) 1% of the Company’s outstanding ordinary shares on December 31 of the immediately preceding calendar year, and (iii) a lesser number of ordinary shares determined by the Company’s board of directors.

Under the 2024 Plan, options, restricted stock units (“RSUs”), performance share units (“PSUs”) and other share-based awards may be granted to employees, officers, non-employee consultants and directors of the Company.

Under the 2024 Plan and ESPP, as of June 30, 2024, an aggregate number of 1,981,068 ordinary shares were reserved for future grant. Any share under the 2024 Plan underlying an award that is cancelled, terminated or forfeited for any reason without having been exercised will automatically be available for grant under the 2024 Plan.

The total share-based compensation expense related to all of the Company's equity-based awards, recognized for six months ended June 30, 2023 and 2024 is comprised as follows:

	Six Months Ended June 30,
	2023	2024
	(Unaudited)

Cost of revenues	$8,332	$10,233
Research and development	13,930	15,717
Sales and marketing	28,190	31,791
General and administrative	13,514	20,289

Total share-based compensation expense	$63,966	$78,030

The total unrecognized compensation cost amounted to $373,649 as of June 30, 2024 and is expected to be recognized over a weighted average period of 2.84 years.

c.	Options granted to employees:

There were no options granted, forfeited or expired during the six months ended June 30, 2024.

A summary of the activity in options to employees for the six months ended June 30, 2024 is as follows:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2023	244,787	$78.85	4.24	$34,320

Exercised	55,710	68.65		$10,159

Balance as of June 30, 2024	189,077	$81.85	3.84	$36,221

Exercisable as of June 30, 2024	178,579	$77.78	3.58	$34,938

The expected volatility of the Company’s ordinary shares is based on the Company’s historical volatility. The expected option term represents the period of time that options granted are expected to be outstanding, based upon historical experience.

d.	A summary of RSUs and PSUs activity for the year ended June 30, 2024 is as follows:

	Amount of RSUs and PSUs	Weighted average grant date fair value

Unvested as of December 31, 2023	2,639,337	$136.15

Granted	791,173	236.28
Vested	862,204	127.6
Forfeited	70,435	142.41

Unvested as of June 30, 2024	2,497,871	$170.64

The total fair value of RSUs and PSUs vested (based on fair value of the Company's ordinary shares at vesting date) during the six months ended June 30, 2024 was $213,213.

The amount of unvested PSU as of June 30, 2024 is 332,130.

e.

The following table summarizes the assumptions used in the Black-Scholes option pricing model to determine the fair value of the Company’s ordinary shares to be issued under the ESPP started on June 1, 2024:

Six Months Ended June 30,
ESPP	2024

Expected volatility	28.23%
Expected dividends	0%
Expected term (in years)	0.5
Risk free rate	5.39%